LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	9 Months Ended
Sep. 30, 2018
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule Of Long-Term Debt
Banks and others:

	Interest
	September 30,	September 30,	December 31,
	2018	2018	2017
Linkage terms:	%	Unaudited

U.S. dollar	5	184	290
NIS - fix interest rate	5-5.6	267	398

		451	688
Less - current maturities (trade payables)		(300)	(300)

		151	388

*)	The amounts are presented net of $ 215 and $ 911 that were classified to short term debt as of September 30, 2018 and December 31, 2017, respectively.

Schedule Of Maturities Of Long-Term Debt (Including Capital Lease)	Minimum future payments at September 30, 2018 due under the long-term (including capital lease) debt are as follows:
Long-term loan

First year	300
Second year	135
Third year	16

451